Fair Value of Financial Instruments and Fair Value Measurements - Schedule of Short Term Investments at Fair Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Short-term investments [Member]
Schedule of Short Term Investments at Fair Value [Line Items]
Balance, beginning of period	$ 4,140,880
Additions	175,543	4,147,107
Sales of short-term debt investments	(1,149,320)
Net realized loss on the sale of short-term investments	(1,025)
Unrealized gain (loss)	8,646	(6,227)
Balance, end of period	3,174,724	4,140,880
Equity investments [Member]
Schedule of Short Term Investments at Fair Value [Line Items]
Balance, beginning of year		3,118
Unrealized loss		(3,118)
Balance, end of year